Investment Strategy - T. Rowe Price All-Cap Opportunities Fund	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests primarily (at least 65% of its total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the adviser’s view, are the fastest growing or have the greatest growth potential. While the fund generally takes a growth approach to stock selection, the fund may opportunistically invest in companies with either growth or value characteristics. Growing companies that are positioned to benefit from dynamic technological, social, medical, and business developments that help define the current U.S. economic landscape can be found across an array of sectors. The fund’s allocation to sectors will generally reflect such factors as the overall revenue growth of the component companies in a sector and the sector’s contribution to U.S. gross domestic product from year to year.

The fund can invest in companies of any size (or market capitalization). In selecting stocks, the adviser looks for many characteristics, typically including, but not limited to:

●	earnings growth rates that generally exceed that of the average company in the Russell 3000® Index;

●	favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

●	effective management; and/or

●	stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company’s prospects.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

Strategy Portfolio Concentration [Text]	The fund invests primarily (at least 65% of its total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the adviser’s view, are the fastest growing or have the greatest growth potential.